Financial Assets at FVPL - Summary of Details Financial Assets at FVPL (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets [Line Items]
Financial assets at FVPL	₱ 380	₱ 3,369
Rocket Internet S E [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets at FVPL		2,381
IFlix Limited [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets at FVPL		599
Club Shares and others [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets at FVPL	319	328
Phunware, Inc. [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets at FVPL	₱ 61	₱ 61